Voyage Expenses (Details) (USD $)	9 Months Ended
Mar. 31, 2014
Voyage Expenses.
Bunkers	$ 5,271,126
Port charges and other related expenses	552,634
Brokers' commissions	386,244
Security cost	298,820
War risk insurances	37,001
Other voyage expenses	125,146
Total voyage expenses	$ 6,670,971